Non-current assets held for sale (Details)	Jul. 22, 2019
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Bunge
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%